Employee benefits	12 Months Ended
Dec. 31, 2021
Employee benefits
Employee benefits

20            Employee benefits

The Group provides its employees with benefits that include medical care, dental care and life insurance during their employment. These benefits are paid by the Group and according to the category of health plans elected, with a consideration paid by the employee.

Additionally, the Group offers its employees the option to adhere to a private pension plan to which voluntary contributions are made. For CI&T Brazil, the contributions are made exclusively by the participants; for CI&T US, CI&T UK and CI&T Canada the companies contribute with the same amount as the participants up to 4% of the employee salary. In both scenarios there is no consideration to be paid by the subsidiaries, as there are no post-employment obligations. The nature of the plan allows employees to suspend or discontinue their contributions at any time and allows the Management to transfer the portfolio to another administrator.

The Group does not have additional post-employment obligations and none other long-term benefits, such as time-of-service leave, lifetime health plan and other time-service benefits.